Transactions with Related Parties - Additional Information (Detail) - USD ($)										6 Months Ended		12 Months Ended
	Sep. 20, 2024	Aug. 24, 2024	May 17, 2024	Sep. 05, 2023	Jul. 14, 2023	Jul. 07, 2023	Jun. 21, 2023	Feb. 14, 2023	May 31, 2020	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivable from related party										$ 37,906,821	$ 37,906,821	$ 0	$ 37,906,821
Payable to related parties										$ 2,324,334	$ 2,324,334	$ 18,725,514	$ 2,324,334
Preferred Stock, Shares Outstanding										811,878	811,878	811,878	811,878
Preferred stock par or stated value per share												$ 0.01
Vessel Cost, Disposal												$ 43,043,220	$ 57,938,600
Proceeds from sale of property, plant, and equipment												41,153,578	3,865,890
Interest income, operating												1,636,640	1,363,360	$ 0
Net gain on sale of vessel – related party												(1,589,702)	0	0
Percentage Of Number Of Vote Eligible To Cast							49.99%
Accounts Payable, Current										$ 8,277,118	$ 8,277,118	5,243,872	8,277,118
Other Liabilities, Current										2,324,334	2,324,334	18,725,514	2,324,334
Liabilities, Current										$ 14,529,068	$ 14,529,068	28,837,393	$ 14,529,068
Stealth Berana [Member]
Net gain on sale of vessel – related party												8,182,777
Handysize Drybulk Vessel [Member]
Percentage Of Payment In Cash		$ 10
Cash Paid For Plant And Equipment		1,550,000
Accounts Payable, Current		13,950,000
Property, Plant, and Equipment, Fair Value Disclosure		14,700,000
Amount Of Financing Component		800,000
Remaining Purchase Price		13,150,000
Built Bulkers [Member]
Payments to acquire property, plant, and equipment	$ 129,000,000
Payments to Acquire Property, Plant, and Equipment	$ 129,000,000
Series A Perpetual Convertible Preferred Shares [Member]
Investments in Affiliates, Subsidiaries, Associates, and Joint Ventures, Fair Value Disclosure												$ 12,636,000
Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member]
Dividends payable, amount per share							$ 25
Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member] | Preferred Stock [Member]
Dividends payable, nature												15th day of January, April, July and October in each year
Series A Preferred Stock [Member]
Preferred Stock, Shares Outstanding										795,878	795,878	795,878	795,878
Preferred stock par or stated value per share										$ 0.01	$ 0.01	$ 0.01	$ 0.01
Series A Preferred Stock [Member] | Fair Value, Inputs, Level 2 [Member] | Valuation, Income Approach [Member]
Aggregate value of investment												$ 12,636,000
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member]
Payments to acquire property, plant, and equipment				$ 71,000,000
Payments to Acquire Property, Plant, and Equipment				$ 71,000,000
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member] | Handysize Drybulk Vessel [Member]
Payable to related parties		13,150,000
Payments to acquire property, plant, and equipment			$ 15,500,000
Payments to Acquire Property, Plant, and Equipment			15,500,000
Other Liabilities, Current		13,150,000
Interest Expense		$ 382,051
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member] | Tanker Vessel [Member]
Payments to acquire property, plant, and equipment			23,350,000
Payments to Acquire Property, Plant, and Equipment			$ 23,350,000
C3is Inc [Member]
Receivable from related party										$ 37,906,821	$ 37,906,821	0	$ 37,906,821
Equity security measured at fair value										12,798,500	12,798,500		12,798,500
Accrued dividends												162,500
Interest receivable												1,363,360
C3is Inc [Member] | Inventories [Member]
Receivable from related party												843,461
C3is Inc [Member] | Stealth Berana [Member]
Vessel Cost, Disposal						$ 43,000,000
Percentage of total consideration received in cash						10.00%
Proceeds from sale of property, plant, and equipment						$ 4,300,000
Accounts receivable, after allowance for credit loss					$ 38,700,000
Interest income, operating											1,363,360	1,636,640
Fair Value Of Remaining Selling Price					35,700,000
Fair Value Of Remaining Selling Price Including Financing Component					38,700,000
Receivable with Imputed Interest, Discount					$ 3,000,000
C3is Inc [Member] | Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member]
Dividend income from related party										404,167		762,500
C3is Inc [Member] | Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member] | Preferred Stock [Member]
Preferred Stock, Shares Outstanding							600,000
Preferred stock par or stated value per share							$ 0.01
Number of days after when the stock are eligible to convert to shares							90 days
Conversion price equal to volume weighted average price per share							150.00%
Preferred Stock, Dividend Rate, Percentage							5.00%
Related Party [Member]
Payable to related parties										2,324,334	2,324,334	4,531,928	2,324,334
Other Liabilities, Current										$ 2,324,334	$ 2,324,334	4,531,928	2,324,334
Glorieuse and Eco Wildfire [Member]
Total consideration								$ 35,500,000,000,000
Glorieuse [Member]
Aggregate purchase price , Cash								8,500,000
Total consideration								18,500,000
Glorieuse [Member] | Series C Preferred Stock [Member]
Asset acquisition, equity interest issued and issuable								$ 13,875
Management fees [Member]
Related party transaction, amounts of transaction												1,672,440	1,606,440	1,045,640
Brokerage commissions [Member]
Related party transaction, amounts of transaction												$ 1,856,361	2,253,979	1,202,449
Related party transaction, brokerage commission per vessel												1.25%
Superintendent fees [Member]
Related party transaction, amounts of transaction												$ 18,000	57,000	28,500
Related party transaction, additional amounts of transaction												500
Crew management fees [Member]
Related party transaction, amounts of transaction												310,000	289,583	137,000
Crew management fees [Member] | Hellenic Manning Overseas Inc [Member]
Related party transaction, amounts of transaction									$ 2,500
Commissions – vessels purchased [Member]
Related party transaction, amounts of transaction												$ 865,000	$ 355,000	$ 1,168,000
Commissions – vessels purchased [Member] | Hellenic Manning Overseas Inc [Member]
Commission as a percentage of sale price of vessels												1.00%
Eco Dry VenturesInc [Member]
Accounts Payable, Current												$ 661,535
Liabilities, Current												14,193,586
Interest Accrued												382,051
Maximum [Member] | Management fees [Member]
Related party transaction, amounts of transaction												440
Minimum [Member] | Management fees [Member]
Related party transaction, amounts of transaction												$ 125